Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 2,953	$ 2,210	$ 2,546
Net Gains (Losses) Included in Net Income	311	(437)	(1,403)
Purchases	156	42	34
Sales	(255)	2	3
Issuances	590	1,136	1,030
End of Period Balance	3,755	2,953	2,210
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ 311	$ (437)	$ (1,403)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 8	$ 8	$ 9
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	$ (3)	$ 1
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Securities, Available-for-Sale, Unrealized Holding Gain (Loss) Arising During Period, before Tax	Other Comprehensive Income (Loss), Securities, Available-for-Sale, Unrealized Holding Gain (Loss) Arising During Period, before Tax
Sales	$ (4)
Principal Payments		$ (1)	(1)
End of Period Balance	$ 1	8	$ 8
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		$ 1
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
Available-for-Sale Securities [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 1	$ 1	$ 1
End of Period Balance	$ 1	$ 1	$ 1
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 799	$ 2,326	$ 810
Net Gains (Losses) Included in Net Income	(5,940)	(924)	2,922
Purchases	716	337	247
Sales	(36)	(3)	(3)
Settlements	1,251	(937)	(1,650)
End of Period Balance	(3,199)	799	2,326
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ (3,538)	$ (968)	$ 1,649
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Gains (Losses) Included in Net Income	Net Gains (Losses) Included in Net Income	Net Gains (Losses) Included in Net Income
Asset-Backed Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 7	$ 7	$ 8
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(3)	1
Sales	$ (4)
Principal Payments		(1)	(1)
End of Period Balance		7	$ 7
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		$ 1
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period